November 5, 2004
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      E.I.I. Realty Securities Trust
         File No. 333-45959  & 811-08649

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the E.I.I Realty Securities Trust do not differ from those contained in Post-Effective Amendment No. 8 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2004 (accession number: 0000935069-04-001728)

Please direct any communications concerning this filing to me at (212) 303-0478.

Very truly yours,


/s/Michael J. Meagher

Michael J. Meagher
Vice President & CCP